FAIR VALUE MEASUREMENT (Details Narrative)			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Apr. 30, 2024 shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 01, 2024 $ / shares Integer	Oct. 31, 2023 shares	Oct. 30, 2023 shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares authorized | shares						70,000,000	10,000,000		10,000,000	3,000,000
Contingent consideration, liability fair value						$ 127,076
Thinking Tree Spirits Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase Consideration					$ 847,762
Payments to shareholders, net			$ 670,686		670,686	670,686
Amount held back for post-closing accounting true-ups					50,000
Contingent consideration, liability fair value					$ 127,076	50,000
Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares authorized | shares										9,500,000
IPO [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price | $ / shares	$ 4.00		$ 5.00		$ 4.00
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants converted, shares | shares	507,394
2022 and 2023 Convertible Notes [Member] | IPO [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price | $ / shares	$ 4.00
2022 and 2023 Convertible Notes [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	4.00				7.50			13.16
Whiskey Notes and Related Warrants Liability [Member] | Subscription Exchange Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding aggregate value		$ 13,978,467
Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Prepaid Warrants [Member] | Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants converted, shares | shares		546,927		546,927
Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares authorized | shares		2,399,090		2,399,090
Whiskey Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value	$ 6,977,656
Whiskey Notes [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | $ / shares					7.50			13.16
Fair Value, Inputs, Level 3 [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value						(21,005,722)	$ 22,665,765
Fair Value, Inputs, Level 3 [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value						6,977,656	99,089
Fair Value, Inputs, Level 3 [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value						(1,814,712)	(108,835)
Fair Value, Inputs, Level 3 [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value	$ 21,005,722
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at Fair Value							40,044,013
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at Fair Value						0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at Fair Value						0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2022 Convertible Promissory Notes Warrant Libilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at Fair Value						0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at Fair Value						0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at Fair Value							$ 36,283,891